Shareholders' capital	12 Months Ended
Dec. 31, 2024
Shareholders' capital
Shareholders' capital

14. Shareholders’ capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2024		2023
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	162,271	4,142,566	163,227	4,243,794
Vesting of equity based awards	1,181	12,707	3,657	23,575
Shares issued for equity based compensation	72	985	655	11,242
Share-settled dividends on vested equity based awards	87	1,382	64	1,179
Repurchase of shares	(9,267)	(238,742)	(5,332)	(137,224)
Balance at December 31	154,344	3,918,898	162,271	4,142,566

Vermilion is authorized to issue an unlimited number of common shares with no par value.

Dividends declared to shareholders for the year ended December 31, 2024 were $75.3 million or $0.48 per common share (2023 - $65.2 million or $0.40 per share).

On July 8, 2024, the Toronto Stock Exchange approved the Company's notice of intention to renew its normal course issuer bid ("the NCIB"). The NCIB renewal allows Vermilion to purchase up to 15,689,839 common shares (representing approximately 10% of outstanding common shares) beginning July 12, 2024 and ending July 11, 2025. Common shares purchased under the NCIB will be cancelled.

In 2024, Vermilion purchased and cancelled 9.3 million common shares under the NCIB for total consideration of $140.7 million (2023 - 5.3 million common shares for total consideration of $94.8 million). The surplus between the total consideration and the carrying value of the shares repurchased was recorded as a decrease to deficit.

Subsequent to December 31, 2024, Vermilion purchased and cancelled 0.9 million common shares under the NCIB for total consideration of $12.1 million.